Financial Instruments - Additional Information - Other Financial Obligations (Detail) $ / shares in Units, $ / shares in Units, shares in Millions					1 Months Ended		12 Months Ended
	Jun. 19, 2017 MXN ($)	Mar. 30, 2017 MXN ($)	Mar. 31, 2016 MXN ($)	Mar. 26, 2015 MXN ($)	Mar. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2017 MXN ($) shares	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2009 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Jun. 19, 2017 USD ($) shares	Jun. 19, 2017 MXN ($) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)	May 31, 2015 USD ($)	Mar. 13, 2015 USD ($)	Mar. 15, 2011 USD ($)	Dec. 31, 2009 MXN ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Loss on exchange difference							$ (26,000,000)	$ 5,004,000,000	$ 1,970,000,000
Increase common stock value		$ 5,000,000	$ 4,000,000	$ 4,000,000
Additional paid-in capital		$ 9,459,000,000	$ 6,966,000,000	$ 7,613,000,000			$ 140,483,000,000								$ 123,174,000,000
Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount						$ 200,000,000
Debt interest percentage																3.72%	3.72%
Additional ADS issued | shares							42
Loss on exchange difference									$ 365,000,000
Conversion price | $ / shares											$ 11.01			$ 11.45
Conversion rate per dollars							90.8592							87.3646	87.3646
Convertible Subordinated Notes Due 2020 [Member] | Contingent Convertible Units [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount																			$ 200,000,000
Convertible Subordinated Notes Due 2016 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount														$ 352,000,000						$ 978,000,000
Debt interest percentage																		3.25%
Debt instrument maturity date							2016-03	2016-03
Nominal value of debt settled																		$ 626,000,000
Convertible subordinated notes due 2015 [member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount						$ 204,000,000
Debt interest percentage						4.875%
Debt repaid amount					$ 204,000,000
Convertible subordinated notes due 2015 [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument conversion amount					200,000,000
Convertible subordinated notes due 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount																				$ 690,000,000
Debt interest percentage																				3.75%
Debt instrument conversion amount												$ 325,000,000
Debt instrument maturity date							2018
Issuance of ADS | shares												43	43
Liability component of converted notes	$ 5,468,000,000
Convertible Subordinated Notes Due Two Thousand Sixteen and Eighteen [Member] | American Depositary Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion price | $ / shares											$ 8.57			$ 8.92
Conversion rate per dollars							116.6193							112.1339	112.1339
Mandatory Convertible Securities [Member] | CPO [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion price | $ / shares																					$ 17.48
Rate required for converting the note per CPO | $ / shares										$ 26.22
Nominal value of securities converted																					$ 236,000,000
Mandatory Convertible Securities [Member] | Mandatory Convertible Securities 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount										$ 315,000,000
Debt interest percentage										10.00%											10.00%
Debt instrument maturity date								2019
Reserve of Equity Component of Convertible Instruments [Member] | Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of conversion price																	$ 199,000,000
Parent [member] | Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount																$ 521,000,000
Parent [member] | Convertible subordinated notes due 2015 [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 200,000,000
Notional amount annual interest rate						3.00%
Parent [member] | Convertible subordinated notes due 2015 [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount						$ 200,000,000
Parent [member] | Convertible subordinated notes due 2018 [member]
Disclosure of detailed information about financial instruments [line items]
Increase common stock value	4
Additional paid-in capital													$ 7,059,000,000
Expense for inducement premiums paid in shares	$ 769,000,000
Investors [Member] | Convertible Subordinated Notes Due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount																		$ 321,000,000
Investors [Member] | U.S. treasury bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt principal amount					$ 200,000,000